Prepaid expenses	12 Months Ended
Jun. 30, 2012
Prepaid Expense [Abstract]
Prepaid expenses

Note 8 – Prepaid expenses

Prepaid expenses consisted of the following:

	June 30, 2012	June 30, 2011
Prepaid interest	$620,995	$-
Prepaid rental	11,745	-
Miscellaneous	573	-
	$633,313	$-

Prepaid interest arose from the Company’s loans from Bairui Trust Co., Ltd. (“Bairui”) (see Note 14). As required by its supplemental loan agreement with Bairui, the Company prepaid one year of interest on April 2, 2012, the beginning date of the loans per the supplemental loan agreement, at an annual interest rate of 1.5%, and is required to pay the remaining 4.8% annual interest on a monthly basis.